Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Loss reserves	$ 65,015	$ 91,390
Employee benefits	64,843	50,404
Equity investments	0	28,547
Accrued expenses	15,763	16,052
Credit carryforwards	0	64,835
Federal loss carryforwards	49,821	62,010
State loss carryforwards	7,225	19,801
Investment in debt securities (ASC 320)	24,863	8,811
Other	27,168	11,512
Gross deferred tax assets	254,698	353,362
Valuation allowance	(74)	(147)
Deferred tax assets after valuation allowance	254,624	353,215
Deferred tax liabilities:
Depreciation and amortization	51,519	43,040
Equity investments	7,705	0
Other intangible assets	57,632	55,923
Prepaid expenses	9,218	9,255
Real estate investment trust income	0	22,576
Other	683	602
Gross deferred tax liabilities	126,757	131,396
Net deferred tax assets	$ 127,867	$ 221,819